INVESTMENT PROPERTIES - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 1,992,964	$ 1,732,873
Acquisitions	268,429	116,503
Sales/Write-offs	(111,092)	(17,667)
Amount reclassified from equity securities	686,114
Amount reclassified from inventories	6,436	68,058
Gains on valuation	(3,501)	93,197	$ 77,350
Balance at the end of the period	2,839,350	1,992,964	$ 1,732,873
Transfers in to Level 3	0	0
Transfers out of Level 3	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	$ 0	$ 0